SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

4SEGMENT INFORMATION

Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. Management does not analyze assets or liabilities by reportable segments.

Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses (“Capital expenditures”).

As of June 30, 2018, the Italy Joint Venture is no longer a reportable segment, subsequent to its classification as a discontinued operation.

Financial information by reportable segment for the six and three-month periods ended June 30 is presented in the following tables.

	Six-month period ended June 30
	External						Of which:
	customers		Inter-segment		Total revenue		Mobile		Fixed
Revenue	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Russia	2,330	2,278	10	16	2,340	2,294	2,039	1,955	301	339
Pakistan	729	755	2	—	731	755	731	755	—	—
Algeria	400	463	2	—	402	463	402	463	—	—
Bangladesh	260	299	—	—	260	299	260	299	—	—
Ukraine	318	286	11	11	329	297	306	276	23	21
Uzbekistan	155	305	—	1	155	306	154	304	1	2
All others	328	312	(25)	(28)	303	284	259	253	44	31

Total segments	4,520	4,698	—	—	4,520	4,698	4,151	4,305	369	393

	Three-month period ended June 30
	External						Of which:
	customers		Inter-segment		Total revenue		Mobile		Fixed
Revenue	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Russia	1,168	1,188	6	9	1,174	1,197	1,029	1,023	145	174
Pakistan	362	385	1	—	363	385	363	385	—	—
Algeria	199	231	—	—	199	231	199	231	—	—
Bangladesh	131	148	—	—	131	148	131	148	—	—
Ukraine	167	148	6	6	173	154	162	144	11	10
Uzbekistan	79	152	—	1	79	153	78	152	1	1
All others	164	165	(13)	(16)	151	149	127	135	24	14

Total segments	2,270	2,417	—	—	2,270	2,417	2,089	2,218	181	199

	Six-month period ended June 30				Three-month period ended June 30
	Adjusted EBITDA		Capital expenditures excluding licenses		Adjusted EBITDA		Capital expenditures excluding licenses
Other disclosures	2018	2017	2018	2017*	2018	2017	2018	2017*

Russia	884	880	373	252	441	471	215	138
Pakistan	349	321	123	99	174	167	57	64
Algeria	178	219	42	55	87	105	28	29
Bangladesh	91	130	76	27	44	61	21	17
Ukraine	184	164	61	54	95	87	35	27
Uzbekistan	68	162	26	38	34	83	17	16
HQ	(134)	(170)	7	17	(54)	(94)	4	8
Other	91	86	49	54	36	51	25	33

Total segments	1,711	1,792	757	596	857	931	402	332

* Prior period comparatives have been restated to exclude certain costs, such as cost to acquire telecommunication licenses.

The following table provides the reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2018	2017*	2018	2017*

Total Segments Adjusted EBITDA	1,711	1,792	857	931

Depreciation	(674)	(776)	(328)	(386)
Amortization	(256)	(268)	(130)	(146)
Impairment (loss) / reversal	(10)	(5)	(7)	(8)
Gain / (loss) on disposal of non-current assets	(37)	(9)	(20)	(2)
Gain / (loss) on sale of subsidiaries	20	—	20	—
Finance costs	(423)	(447)	(206)	(232)
Finance income	31	46	12	24
Other non-operating losses, net	(25)	(152)	(16)	(116)
Share of loss of joint ventures and associates	—	(22)	—	(10)
Impairment of joint ventures and associates	—	(110)	—	(110)
Net foreign exchange gain	1	62	(11)	(53)

Profit / (loss) before tax	338	111	171	(108)

* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation, see Note 12 for further details